Accrued liabilities - Summary of Accrued Liabilities (Detail) - EUR (€)	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Accrued liabilities	€ 8,981,038	€ 4,270,082
Consulting, professional and audit liability[Member]
Disclosure of financial liabilities [line items]
Accrued liabilities	1,002,291	786,116
Clinical accrued liabilities [Member]
Disclosure of financial liabilities [line items]
Accrued liabilities	1,405,000	386,328
Manufacturing accrued liabilities [Member]
Disclosure of financial liabilities [line items]
Accrued liabilities	4,487,910	1,231,514
Pre-clinical accrued liabilities [Member]
Disclosure of financial liabilities [line items]
Accrued liabilities	99,000	398,468
Personnel related accruals [Member]
Disclosure of financial liabilities [line items]
Accrued liabilities	1,941,900	1,459,162
Other accrued liabilities [Member]
Disclosure of financial liabilities [line items]
Accrued liabilities	€ 44,937	€ 8,494